Fees Summary	Oct. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,000,000
Previously Paid Amount	0.00
Total Fee Amount	3,674.40
Total Offset Amount	0.00
Net Fee	3,674.40
Narrative - Max Aggregate Offering Price	$ 24,000,000
Final Prospectus	true